Revenue and related balances - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 57,296	$ 51,403
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,183	47,890
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,113	$ 3,513